SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION
NOTE 16.  SHARE-BASED COMPENSATION

In fiscal years 2020, 2019 and 2018, the Technip Energies Group employees participated in the TechnipFMC share-based payment programs.

Incentive compensation and award plan

On January 11, 2017, we adopted TechnipFMC’s Incentive Award Plan (the “Plan”). The Plan provides certain incentives and awards to officers, employees, non-employee directors and consultants of TechnipFMC and its subsidiaries. The Plan allows our Board of Directors to make various types of awards to non-employee directors and the Compensation Committee (the “Committee”) of the Board of Directors to make various types of awards to other eligible individuals. Awards may include share options, share appreciation rights, performance share units, restricted share units, restricted shares or other awards authorized under the Plan. All awards are subject to the Plan’s provisions, including all share-based grants previously issued by FMC Technologies and Technip prior to consummation of the Merger. Under the Plan, 24.1 million ordinary shares were authorized for awards. At December 31, 2020, 8.5 million ordinary shares were available for future grant.

The exercise price for options is determined by the Committee but cannot be less than the fair market value of TechnipFMC’s ordinary shares at the grant date. Restricted share and performance share unit grants generally vest after three years of service.

Under the Plan, TechnipFMC’s Board of Directors has the authority to grant non-employee directors share options, restricted shares, restricted share units and performance shares. Unless otherwise determined by the Board of Directors, awards to non-employee directors generally vest one year from the date of grant. Restricted share units are settled when a director ceases services to the Board of Directors.

Share-based compensation expense is recognized ratably over the service period or the period beginning at the start of the service period and ending when an employee becomes eligible for retirement (currently age 62 unless otherwise required by local law) after taking into account estimated forfeitures.

Restricted share units

TechnipFMC began issuing restricted share units in 2017. The fair value of each restricted share unit is based on the quoted closing price of TechnipFMC’s common stock on the date of grant.

Performance shares

The TechnipFMC Board of Directors has granted certain employees, senior executives and Directors or Officers performance share units that vest subject to achieving satisfactory performances. For performance share units issued on or after January 1, 2017, performance is based on results of return on invested capital and total shareholder return (“TSR”).

For the performance share units which vest based on TSR, the fair value of performance shares is estimated using a combination of the closing stock price on the grant date and the Monte Carlo simulation model. The weighted-average fair value and the assumptions used to measure the fair value of performance share units subject to performance-adjusted vesting conditions in the Monte Carlo simulation model were as follows:

	Year Ended December 31,
	2020	2019	2018
Weighted-average fair value(a)	€8.8	€25.94	€35.65
Expected volatility(b)	38.3%	34.0%	34.0%
Risk-free interest rate(c)	0.4%	2.4%	2.4%
Expected-performance period in years(d)	3.0	3.0	3.0

(a)	The weighted-average fair value based on performance share units granted during the period.
(b)	Expected volatility based on normalized historical volatility of TechnipFMC plc’s shares over a preceding period commensurate with the expected term of the option.
(c)	The risk-free rate for the expected term of the performance share units is based on the U.S. Treasury yield curve in effect at the time of grant.
(d)
For awards subject to service-based vesting, due to the lack of historical exercise and post-vesting termination patterns of the post-Merger employee base, the expected term was estimated using a simplified method for all awards granted in 2018, 2019 and 2020.

Share option awards

The fair value of each share option award is estimated as of the date of grant using the Black-Scholes options pricing model or the Cox Ross Rubinstein binomial model.

Share options awarded prior to 2017 were granted subject to performance criteria based upon certain targets, such as total shareholder return, return on capital employed, and operating profit (loss) from recurring activities. Subsequent share options granted are time based awards vesting over three years.

The weighted-average fair value and the assumptions used to measure fair value are as follows:

	Year Ended December 31,
	2020	2019	2018
Weighted-average fair value(a)	€-	€5.04	€7.70
Expected volatility(b)	-	32.5%	32.5%
Risk-free interest rate(c)	-	2.5%	2.7%
Expected dividend yield(d)	-	2.6%	2.0%
Expected term in years(e)	-	6.5	6.5

(a)	The weighted-average fair value was based on stock options granted during the period.
(b)	Expected volatility is based on normalized historical volatility of our shares over a preceding period commensurate with the expected term of the option.
(c)	The risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.
(d)	Share options awarded in 2019 and 2018 were valued using an expected dividend yield of 2.6% and 2.0%, respectively.
(e)
For awards subject to service-based vesting, due to the lack of historical exercise and post-vesting termination patterns of the post-Merger employee base, the expected term was estimated using a simplified method for all awards granted in 2020, 2019 and 2018.

Note that there were no share options issued for the year ended 2020.

Costs recognized for the share-based compensation plans

The table below represents the historical costs incurred related to the share-based compensation plans for the Technip Energies Group’s personnel on the basis of awards granted as described above and the total share-based payment costs allocated to the Technip Energies Group in these combined financial statements. The total costs include a portion of share-based payments related to TechnipFMC’s management, which have been allocated to the Technip Energies Group as part of the centrally provided services costs as described in Note 1. The share-based compensation expense arising from all awards granted under the Plan is recognized as personnel costs under “Wages, salaries and other pension costs” in Note 6.

	Year Ended December 31,
(In millions)	2020	2019	2018
Share-based compensation expense	€25.0	€26.8	€23.0